Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows:

(in millions)	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2012	$4,190	212	334	349	149	5,234
Exchange rate fluctuations	—	(14)	(9)	(28)	(4)	(55)
Balance as of March 31, 2013	$4,190	198	325	321	145	5,179

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 were as follows:

(in millions)	QVC-Domestic	QVC-International	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2010	$4,315	932	—	—	—	—	—	5,247
Reallocation and exchange rate fluctuations	(4,315)	(932)	4,169	203	328	393	146	(8)
Balance as of December 31, 2011	—	—	4,169	203	328	393	146	5,239
Acquisitions and exchange rate fluctuations	—	—	21	9	6	(44)	3	(5)
Balance as of December 31, 2012	$—	—	4,190	212	334	349	149	5,234

Schedule of net amounts of stock-based compensation expense included in selling, general and administrative expenses
Included in selling, general and administrative expenses in the accompanying consolidated statements of operations were the following net amounts of stock‑based compensation expense (in millions):

Year ended:
December 31, 2012	$34
December 31, 2011	22
December 31, 2010	18